Note 13: Common Stock (Details) - $ / shares																			12 Months Ended
	Dec. 28, 2015	Dec. 22, 2015	Dec. 18, 2015	Dec. 04, 2015	Nov. 24, 2015	Nov. 16, 2015	Oct. 27, 2015	Oct. 20, 2015	Oct. 08, 2015	Oct. 01, 2015	Aug. 28, 2015	Jun. 11, 2015	Apr. 09, 2015	Jan. 05, 2015	Oct. 06, 2014	Sep. 12, 2014	Mar. 26, 2014	Jan. 14, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Details
Stock Issued During Period, Shares, Share-based Compensation, Net of Forfeitures																		826,446
Sale of Stock, Price Per Share	$ 0.0052	$ 0.00202		$ 0.0057	$ 0.0100	$ 0.0178	$ 0.0112	$ 0.0165	$ 0.0237		$ 0.0401	$ 0.0288	$ 0.0196	$ 0.0389	$ 0.01227	$ 0.03	$ 0.03	$ 0.03631	$ 0.0262
Stock Issued During Period, Shares, Other																2,517,500	3,352,500
Stock Issued During Period, Shares, Other																2,517,500	3,352,500
Stock Issued During Period, Shares, Issued for Services																3,782,500
Stock Issued During Period, Shares, New Issues	6,521,739	5,237,586	1,618,011	952,331	3,987,097	2,898,551	897,872	1,470,588	1,111,111	779,221	4,413,024	4,401,826	4,728,152	6,705,000	5,582,006
Stock issued during period shares new issues additional	1,743,012
Sale of stock price per share additional	0.0052
Class of Warrant or Right, Outstanding																			1,340,000	1,340,000	2,340,000
Investment Warrants, Exercise Price																			$ 0.03